Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 25	Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2019 through the date the consolidated financial statements were filed with the United States Securities and Exchange Commission. Based on thisevaluation, the Company has determined none of these events were required to be recognized or disclosed in the consolidated financial statements and related notes.